Disposition of Point Cattle	12 Months Ended
Dec. 31, 2020
Disposition Of Point Cattle [Abstract]
DISPOSITION OF POINT CATTLE

10. DISPOSITION OF POINT CATTLE

On September 8, 2020, the Company entered into a certain share purchase agreement (the “Disposition SPA”) by and among a BVI company, Sharp Whale Limited (the “Purchaser”), Point Cattle Holding Limited (“Point Cattle”, or the “Subsidiary”) and the Company (the “Seller”). Pursuant to the Disposition SPA, the Purchaser purchased the Subsidiary in exchange for nominal consideration of $10.00 and other good and valuable consideration. Point Cattle Holdings Limited was a former wholly owned subsidiary of the Company in the British Virgin Islands, and its subsidiaries and VIEs, through which the Company previously operated its peer-to-peer lending business and the car rental business in PRC.

On September 8, 2020, the parties completed all the share transfer registration procedure as required by the laws of British Virgin Islands and all the other closing conditions have been satisfied, as a result, the disposition contemplated by the Disposition SPA is completed. Upon completion of the disposition, the Purchaser became the sole shareholder of Point Cattle and as a result, assumed all assets and obligations of all the subsidiaries and VIE entities owned or controlled by Point Cattle. Upon the closing of the transaction, the Company does not bear any contractual commitment or obligation to the microcredit business or the employees of Point Cattle and its subsidiaries and VIEs, nor to the Purchaser.

On the same date, management was authorized to approve and commit to a plan to sell Point Cattle, therefore the major assets and liabilities relevant to the disposal are reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes, are reported as components of net income (loss) separate from the net loss of continuing operations in accordance with ASC 205-20-45. Considering the suspension of peer-to-peer lending business and the car rental business in the PRC, the net assets relevant to the sale of Point Cattle was fully impaired by the Company for the year ended December 31, 2020. The loss of $100,185 representing reclassification of accumulated translation adjustments to disposal loss was recognized as the net loss from disposal of discontinued operation in the year ended December 31, 2020.

In accordance with ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale. When all of the criteria to be classified as held for sale are met, including management, having the authority to approve the action, commits to a plan to sell the entity, the major current assets, other assets, current liabilities, and noncurrent liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the net income (loss) of continuing operations in accordance with ASC 205-20-45.

As the transaction was closed on September 8, 2020, the Company had no assets and liabilities held for sale in the in the consolidated balance sheet as of December 31, 2020.

The following is a reconciliation of the amounts of major classes of income from operations classified as discontinued operations in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2020, 2019 and 2018:

	For the Years Ended December 31,
	2020	2019	2018
Discontinued Operations
Turnover	$-	$4,572,153	$7,889,201
Operating expenses	-	(12,129,167)	(10,182,832)
Other income, net	-	680,951	186,547
Income tax expenses	-	(806,803)	461,171
Impairment of net assets	(3,734,498)	-	-
Net gain from discontinued operations	(100,185)	-	-
Net loss from discontinued operations	$(3,834,683)	$(7,682,866)	$(1,645,913)

	For the Years Ended December 31, 2019
	Statements of operations filed in last year’s consolidated financial statements	Discontinued operations	Statements of operations filed in this year’s consolidated financial statements

Turnover	$4,572,153	$4,572,153	$-
Operating expenses	(14,122,492)	(12,129,167)	(1,993,325)
Other income, net	680,951	680,951	-
Income tax expenses	(806,803)	(806,803)	-
Net loss from continuing operations	(9,676,191)	-	(1,993,325)
Net loss from discontinued operations	-	(7,682,866)	(7,682,866)
Net loss	$(9,676,191)	$(7,682,866)	$(9,676,191)

	For the Years Ended December 31, 2018
	Statements of operations filed in last year’s consolidated financial statements	Discontinued operations	Statements of operations filed in this year’s consolidated financial statements

Turnover	$7,889,201	$7,889,201	$-
Operating expenses	(12,074,045)	(10,182,832)	(1,891,213)
Other income, net	186,547	186,547	-
Income tax benefits	461,171	461,171	-
Net loss from continuing operations	(3,537,126)	-	(1,891,213)
Net loss from discontinued operations	-	(1,645,913)	(1,645,913)
Net loss	$(3,537,126)	$(1,645,913)	$(3,537,126)